Exhibit 99.1

Santander Drive Auto Receivables Trust 2020-1

Class A-1 1.65000% Asset Backed Notes

Class A-2-A 2.07% Asset Backed Notes

Class A-2-B Benchmark + 1.55% Asset Backed Notes

Class A-3 2.03% Asset Backed Notes

Class B 3.03% Asset Backed Notes

Class C 4.11% Asset Backed Notes

Class D 5.35% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2020-1, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, N.A. as Indenture Trustee, dated as of April 22, 2020. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	05/01/2020
Collection Period Ending:	05/31/2020
Previous Payment Date/Close Date:	05/15/2020
Payment Date	06/15/2020
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	2

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	60,194	03/31/2020	04/22/2020	1,247,660,639.54

Total	60,194			1,247,660,639.54

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance												{1}	1,225,576,210.66

Monthly principal amounts
{2} Payments Received											{2}	22,328,061.81
{3} Repurchased Receivables											{3}	139,419.44
{4} Defaulted Receivables											{4}	216,834.34
{5} Cram Down Losses and Other Principal Adjustments											{5}	455.24
{6} Other Receivables adjustments											{6}	—

{7} Total Principal distributable amount												{7}	22,684,770.83

{8} End of period aggregate Principal Balance												{8}	1,202,891,439.83

{9} Pool Factor ({8}/ Original Pool Balance)												{9}	0.964117

II. NOTE BALANCE CALCULATION

						Class A-1	Class A-2-A	Class A-2-B	Class A-3	Class B	Class C	Class D	Total
{10} Original Note Balance					{10}	127,000,000.00	264,000,000.00	50,000,000.00	151,620,000.00	134,750,000.00	169,690,000.00	102,940,000.00	1,000,000,000.00

{11} Beginning of period Note Balance					{11}	96,864,059.43	264,000,000.00	50,000,000.00	151,620,000.00	134,750,000.00	169,690,000.00	102,940,000.00	969,864,059.43
{12} First Allocation of Principal					{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal					{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal					{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal					{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal					{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal					{17}	30,348,680.33	—	—	—	—	—	—	30,348,680.33
{18} Optional Purchase payment amount					{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance					{19}	66,515,379.10	264,000,000.00	50,000,000.00	151,620,000.00	134,750,000.00	169,690,000.00	102,940,000.00	939,515,379.10
{20} Note Pool Factors					{20}	0.523743	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.939515
{21} Principal payment per $1,000					{21}	238.97	—	—	—	—	—	—	30.35

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received											{22}	22,328,061.81
{23} Net Liquidation Proceeds											{23}	(20,605.83)
{24} Principal on Repurchased Receivables											{24}	139,419.44
{25} Interest on Repurchased Receivables											{25}	5,130.95
{26} Interest collected on Receivables											{26}	13,253,577.10
{27} Other amounts received											{27}	11,570.80
{28} Optional Purchase Price											{28}	—
{29} Reserve Account Excess Amount											{29}	—
{30} Reserve Account Draw Amount											{30}	—

{31} Total Available Funds												{31}	35,717,154.27

Distributions
{32} Indenture Trustee Fee											{32}	—
{33} Owner Trustee Fee											{33}	—
{34} Asset Representations Reviewer Fee											{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	3,063,940.53	—	—	3,063,940.53							{35}	3,063,940.53

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{36}	Class A-1	96,864,059.43	1.65000%	31	ACT/360		137,627.68				{36}	137,627.68
{37}	Class A-2-A	264,000,000.00	2.07%	30	0.083333333		455,400.00				{37}	455,400.00
{38}	Class A-2-B	50,000,000.00	1.73363%	31	ACT/360		74,642.40				{38}	74,642.40
{39}	Class A-3	151,620,000.00	2.03%	30	0.083333333		256,490.50				{39}	256,490.50

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{40}	Class A-1	—	—	—							{40}	—
{41}	Class A-2-A	—	—	—							{41}	—
{42}	Class A-2-B	—	—	—							{42}	—
{43}	Class A-3	—	—	—							{43}	—

{44} First Allocation of Principal											{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{45}	Class B	134,750,000.00	3.03%	30	0.083333333		340,243.75				{45}	340,243.75

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—							{46}	—

{47} Second Allocation of Principal											{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{48}	Class C	169,690,000.00	4.11%	30	0.083333333		581,188.25				{48}	581,188.25

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—							{49}	—

{50} Third Allocation of Principal											{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis		Calculated Interest
{51}	Class D	102,940,000.00	5.35%	30	0.083333333		458,940.83				{51}	458,940.83
		.

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—							{52}	—

{53} Fourth Allocation of Principal											{53}	—

{54} Reserve Account deposit											{54}	—
{55} Regular Allocation of Principal											{55}	30,348,680.33
{56} Optional Purchase Amount											{56}	—
{57} Distribution to residual interest holder											{57}	—

{58} Total Distribution Amount												{58}	35,717,154.27

IV. RECONCILIATION OF RESERVE ACCOUNT

{59} Beginning of period Reserve Account balance	{59}	24,953,212.79
{60} Deposit to Reserve Account	{60}	—
{61} Release from Reserve Account	{61}	—

{62} End of period Reserve Account balance				{62}	24,953,212.79

{63} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)				{63}	24,953,212.79
{64} Change in Reserve Account balance from prior period				{64}	0.00

V. OVERCOLLATERALIZATION

{65} Targeted Overcollateralization				{65}	333,271,021.11
{i} 26.15% of the Pool Balance of the last day of the related Collection Period during which the Class A-2 notes were outstanding OR:			{i}	314,556,111.52
{iI} 25.15% of the Pool Balance of the last day of the related Collection Period after which the Class A-2 notes were paid in full PLUS:			{iI}	302,527,197.12
{iii} 1.50% of the Pool Balance as of the Cut-off Date			{iii}	18,714,909.59

{66} End of period Principal Balance of the Receivables			{66}	1,202,891,439.83
{67} End of period Note Balance			{67}	939,515,379.10
{68} Overcollateralization amount at the end of the Collection Period				{68}	263,376,060.73
{69} Overcollateralization % at the end of the Collection Period				{69}	21.90%

VI. STATISTICAL DATA

			Original	Previous	Current
{70} Principal Balance of the Receivables		{70}	1,247,660,639.54	1,225,576,210.66	1,202,891,439.83
{71} Weighted average coupon of the Receivables		{71}	15.59%	15.61%	15.62%
{72} Weighted average original term of the Receivables		{72}	71.03	71.05	71.07
{73} Weighted average remaining term of the Receivables		{73}	66.05	65.38	64.67
{74} Number of Receivables		{74}	60,194	59,694	59,140

VII. DELINQUENCY

			Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{75} 31-60 days		{75}	1,361	28,221,004.79	2.35%
{76} 61-90 days		{76}	333	6,727,360.37	0.56%
{77} 91-120 days		{77}	1	11,358.37	0.00%
{78} 121 + days delinquent		{78}	—	—	0.00%
{79} Total		{79}	1,695	34,959,723.53	2.91%

{80} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)				{80}	7,676,551.81
{81} Delinquency Percentage as of the End of the Collection Period				{81}	0.64%
{82} Delinquency Trigger				{82}	24.00%
{83} Delinquency Trigger Occurred				{83}	No

VIII. REPOSSESSION INVENTORY

				Units	Dollars
{84} Beginning of period Repossessed Inventory			{84}	14	353,223.95
{85} Vehicles Repossessed in current period			{85}	36	716,621.56
{86} Repossessed vehicles sold in current period			{86}	—	—
{87} Repossessed vehicles reinstated in current period			{87}	—	—
{88} Repossessed vehicle adjustment in current period			{88}	(4)	(101,131.56)
{89} End of period Repossessed Inventory			{89}	46	968,713.95

IX. CUMULATIVE NET LOSS RATIO

				Units (a)	Dollars
{90} Receivables becoming Defaulted Receivables during period			{90}	11	216,834.34
{91} Cram Down Losses occurring during period			{91}	7	455.24
{92} Liquidation Proceeds collected during period			{92}	54	(20,605.83)
{93} Net losses during period			{93}		237,895.41
(a) Unit count represents # of instances in period per line item

			Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{94} Current Period Net Loss Ratio		{94}	237,895.41	1,214,233,825.25	0.02%

{95} Prior Period Net Loss Ratio		{95}	23,591.60	1,236,618,425.10	0.00%
{96} Second Prior Period Net Loss Ratio		{96}	n/a	n/a	n/a
{97} Third Prior Period Net Loss Ratio		{97}	n/a	n/a	n/a
{98} Rolling 3 prior month average Net Loss Ratio		{98}			n/a
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{99} Cumulative Net losses since Cut-off Date (beginning of period)				{99}	23,591.60
{100} Net losses during period				{100}	237,895.41
{101} Other Adjustments				{101}	—
{102} Cumulative Net losses since Cut-off Date (end of period)				{102}	261,487.01

{103} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)				{103}	0.02%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), and (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of December 12, 2017, together with any guidance published and regulatory technical and implementing standards adopted in relation thereto (collectively, the “EU Due Diligence and Retention Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Due Diligence and Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Due Diligence and Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and those EU Due Diligence and Retention Rules. Santander Consumer determined that the fair value, as of the Closing Date, of the Notes and the Certificates is $1,176,869,252, and that the fair value of the Certificates is approximately $176,869,252, which is approximately 15.03% of the fair value of the Notes and the Certificates. Santander Consumer, or an affiliate of Santander Consumer, retained all of the Certificates as of the Closing Date. The portion of the Retained Interest being retained to satisfy the requirements of Regulation RR is 33.27% Percentage Interest in the Certificates, which Santander Consumer determined to have a fair value of approximately $58,843,463 as of the Closing Date, which is 5.00% of the fair value of the Notes and the Certificates. There were no material changes in the method or inputs and assumptions used by Santander Consumer to calculate the fair value of the Notes and the Certificates as of the Closing Date from the methods or inputs and assumptions used by Santander Consumer to calculate the fair value in the Preliminary Prospectus for the Notes dated April 9, 2020.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	June 8, 2020

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: May 31, 2020

	End of period aggregate	Beginning Number of	End of period aggregate Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2016-1	130,757,541.38	14,488	13,743,360.69	1,116	10.51%
SDART 2016-2	175,678,228.92	19,563	18,999,077.33	1,550	10.81%
SDART 2016-3	236,997,509.17	24,102	23,347,161.37	1,792	9.85%
SDART 2017-1	226,651,546.56	21,678	23,464,561.52	1,676	10.35%
SDART 2017-2	317,580,769.69	28,924	32,640,401.15	2,260	10.28%
SDART 2017-3	297,103,851.55	24,655	28,957,172.21	1,857	9.75%
SDART 2018-1	407,011,791.08	32,401	42,111,138.96	2,661	10.35%
SDART 2018-2	407,595,285.51	30,262	42,719,531.98	2,543	10.48%
SDART 2018-3	507,715,016.15	32,739	53,665,057.05	2,911	10.57%
SDART 2018-4	478,846,458.19	29,678	47,806,859.18	2,486	9.98%
SDART 2018-5	568,885,881.18	35,527	59,433,335.33	3,060	10.45%
SDART 2019-1	623,693,894.36	35,593	65,292,729.00	3,046	10.47%
SDART 2019-2	779,905,484.40	44,139	78,928,822.04	3,666	10.12%
SDART 2019-3	855,768,976.74	51,609	80,961,923.82	4,043	9.46%
SDART 2020-1	1,202,891,439.83	59,694	90,866,295.19	4,070	7.55%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance